S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 24, 2026 USD ($) shares
Sponsor And Underwriter [Member] | Monthly Office Space, Administrative And Support Service Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, administrative and support services
Sponsor, Officers, Directors or Affiliates [Member] | Reimbursement of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Sponsor, Officers, Directors or Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Sponsor, Officers, Directors or Affiliates [Member] | Customary Fees For Financial Advisory Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Payment of customary fees for financial advisory services
Ravenna 7 LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,031,250
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Ravenna 7 LLC [Member] | Loans to Finance Operations [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Loan to finance our operations prior to this offering
Sponsor Compensation Amount	$ 500,000
Ravenna 7 LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 300,000